COMMITMENTS AND CONTINGENCIES - Future minimum lease payments under the non-cancellable operating lease agreements (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Operating lease commitments
2019	¥ 102,057
2020	51,969
2021	30,392
2022	26,913
2023	23,203
Thereafter	110,980
Total	345,514
Rent expense	201,800	¥ 137,200	¥ 102,500
Contingencies
Number of Competitors		1
Loss contingency accrual	¥ 0	¥ 0